Parent Company Financial Statements - Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Investment Securities	$ 1,781,030	$ 1,182,323		$ 1,505,112
Other assets	41,858	20,763
Total assets	5,641,708	3,973,370		3,245,061
Liabilities and Stockholders' equity
Total liabilities	4,902,260	3,257,256		2,516,887
Stockholders' equity	739,448	716,114	729,909	728,174	706,402
Total liabilities and stockholders' equity	5,641,708	3,973,370		3,245,061
Parent Company [Member]
Assets
Cash in Bank		138,258		270,929
Investment Securities		83,664
Investment in Bank		479,841		448,457
Other assets		14,751		8,975
Total assets		716,514		728,361
Liabilities and Stockholders' equity
Total liabilities		400		187
Stockholders' equity		716,114		728,174
Total liabilities and stockholders' equity		$ 716,514		$ 728,361